INCOME TAXES - Components of income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes - Chinese mainland	$ 21,956,167	$ 35,007,671	$ 12,562,152
Income before income taxes - Non-Chinese mainland	185,486,319	46,755,978	33,431,585
Income before income taxes	$ 207,442,486	$ 81,763,649	$ 45,993,737